Income Taxes (Tables)	12 Months Ended
Jan. 31, 2022
Income Tax Disclosure [Line Items]
Schedule of Components of Provision for Income Taxes
The components of the provision for income taxes are comprised of the following for the years ended January 31:

	2022	2021
Current income taxes
Federal	$—	$—
State	1	8
Foreign	464	69
Deferred income taxes	—	—

Total income tax expense	$465	$77

Schedule of effective income tax rate reconciliation
A reconciliation of income tax expense at the U.S. federal statutory income tax rate to annual income tax expense at the Company’s effective tax rate is as follows:

	2022		2021
Income tax expense computed at U.S. federal statutory income tax rate	$(50,575)	21.0%	$(11,628)	21.0%
State income taxes	(10,190)	4.2%	(2,257)	4.1%
Permanent items	8,197	-3.4%	321	-0.6%
Valuation allowance	53,577	-22.2%	13,632	-24.6%
Other	(544)	0.3%	9	—

Income tax expense computed at U.S. federal statutory income tax rate	$465	-0.1%	$77	-0.1%

Schedule of deferred tax assets (liabilities)
Significant components of the Company’s deferred tax assets and (liabilities) are as follows:

	2022	2021
Deferred tax assets
Net operating loss carryforward	$81,955	$38,933
Accruals and other	610	757
Intangibles	123	136
Depreciation and amortization	118	70
RSU	8,499	—
Others	285	—
Deferred revenue	5,786	2,754

Gross deferred tax assets	97,376	42,650
Valuation allowance	(95,533)	(41,849)

Net deferred tax asset	1,843	801
Deferred tax liabilities
Deferred costs	(1,843)	(801)

Net deferred tax assets (liabilities)	$—	$—

Summary of Changes to Valuation and Qualifying Accounts
The following summarizes changes to valuation and qualifying accounts for fiscal year 2022 and fiscal year 2021 (in thousands):

Income Tax Valuation Allowance	Balance at Beginning of Period	Charged to Costs & Expenses	Federal/ State NOL	Balance at End of Period
Year Ended
January 31, 2022	41,849	10,662	43,022	95,533
January 31, 2021	28,219	(128)	13,758	41,849